Commitments and Contingencies Narrative Tagging (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2015 USD ($) Unit
Property loan receivable, gross		$ 29,874,523	$ 22,191,515
Net increase in notes receivable		11,208,763	710,118	$ 1,603,083
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure		456,400,000
Vantage at Brooks and Vantage at New Braunfels [Member]
Property loan receivable, gross					$ 17,000,000
Number of Units in Real Estate Property | Unit					2
Vantage at Brooks and Vantage at New Braunfels [Member] | Scenario Forecast
Net increase in notes receivable	$ 9,300,000
Foundation for Affordable Housing [Member]
Property loan receivable, gross		$ 1,415,590	1,560,553
Number of Units in Real Estate Property | Unit		96
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 2,800,000
Greens of Pine Glen [Member]
Property loan receivable, gross		850,000	850,000
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 3,000,000
Percentage of Loss Contingency, Range of Possible Loss, Maximum		75.00%
Ohio Properties [Member]
Property loan receivable, gross		$ 2,390,448	$ 2,390,447
Percentage of Loss Contingency, Range of Possible Loss, Maximum		75.00%
Loss Contingency, Range of Possible Loss, Maximum		$ 4,800,000